Class K Shares [Member] Expense Example - Class K - BLACKROCK LIFEPATH INDEX RETIREMENT FUND - Class K Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 9
Expense Example, with Redemption, 3 Years	33
Expense Example, with Redemption, 5 Years	60
Expense Example, with Redemption, 10 Years	$ 139